united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Ste. 200, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2019

Shares						Fair Value

	CLOSED END FUND - 0.1%
	DEBT FUND - 0.1%
14,256	BlackRock Floating Rate Income Strategies Fund, Inc.					$178,770
	TOTAL CLOSED END FUND (Cost $207,415)					178,770

	EXCHANGE TRADED FUNDS - 0.1%
	DEBT FUND - 0.1%
16,900	InvesCo Senior Loan ETF					379,236
	TOTAL EXCHANGE TRADED FUNDS (Cost $420,719)					379,236

	MUTUAL FUNDS - 5.0%
	DEBT FUNDS - 5.0%
206,332	Fidelity Floating Rate High Income Fund - Institutional Class					1,941,580
1,098,961	Vanguard Short-Term Investment Grade Fund - Institutional Class					11,539,087
	TOTAL MUTUAL FUNDS (Cost $13,583,171)					13,480,667

Par Value		Coupon Rate (%)	Maturity	Spread	Rate
	BONDS & NOTES - 93.1%
	AGENCY COLLATERAL CMO - 13.1%
$1,668,221	Fannie Mae Interest Strip *	2.5000	2/25/2028			123,242
800,138	Fannie Mae Interest Strip *	3.5000	11/25/2041			153,504
532,284	Fannie Mae Interest Strip *#	4.0000	11/25/2041			103,972
1,069,056	Fannie Mae Interest Strip *#	4.5000	11/25/2040			250,052
887,123	Fannie Mae Interest Strip *#	4.5000	7/25/2042			239,189
503,704	Fannie Mae Interest Strip *#	4.5000	7/25/2042			120,008
2,331,948	Fannie Mae Interest Strip *	5.0000	12/25/2040			460,621
1,040,239	Fannie Mae Interest Strip *	5.5000	5/25/2033			185,218
696,682	Fannie Mae Interest Strip *	5.5000	8/25/2035			140,161
428,099	Fannie Mae Interest Strip *	5.5000	4/25/2036			75,950
650,216	Fannie Mae Interest Strip *	5.5000	6/25/2037			121,360
949,211	Fannie Mae Interest Strip *	5.5000	1/25/2038			240,937
2,058,799	Fannie Mae Interest Strip *	6.0000	5/25/2039			469,933
529,332	Fannie Mae Interest Strip *	7.0000	2/25/2037			130,480
402,564	Fannie Mae Interest Strip *#	7.0000	8/25/2038			98,296
22,832,424	Fannie Mae REMICS *~	0.0300	6/25/2045	Monthly US LIBOR	+6.20%	40,280
416,346	Fannie Mae REMICS *	3.0000	8/25/2030			28,931
3,691,252	Fannie Mae REMICS *	3.5000	5/25/2044			493,860
5,941,008	Fannie Mae REMICS *	3.5000	12/25/2044			871,987
7,241,106	Fannie Mae REMICS *	3.5000	11/25/2045			1,095,949
3,969,331	Fannie Mae REMICS *	3.5000	2/25/2046			620,376
919,773	Fannie Mae REMICS *	3.5000	10/25/2047			173,098
3,732,389	Fannie Mae REMICS *	3.5000	12/25/2047			671,607
1,710,858	Fannie Mae REMICS *	3.5000	12/25/2047			296,480
459,527	Fannie Mae REMICS *~	3.6400	4/25/2045	Monthly US LIBOR	+6.15%	80,520
433,170	Fannie Mae REMICS *~	3.9400	12/25/2037	Monthly US LIBOR	+6.45%	60,132
5,416,918	Fannie Mae REMICS *	4.0000	4/25/2041			669,261
2,205,114	Fannie Mae REMICS *	4.0000	10/25/2041			204,554
3,980,534	Fannie Mae REMICS *	4.0000	5/25/2044			492,591
4,904,076	Fannie Mae REMICS *	4.0000	5/25/2047			739,001
3,275,351	Fannie Mae REMICS *	4.0000	10/25/2047			527,334
6,372,300	Fannie Mae REMICS *	4.0000	3/25/2048			1,441,769
2,414,010	Fannie Mae REMICS *	4.0000	5/25/2048			449,268
2,422,043	Fannie Mae REMICS *	4.0000	5/25/2048			423,485
1,811,778	Fannie Mae REMICS *~	4.0100	9/25/2037	Monthly US LIBOR	+6.52%	277,876
1,844,543	Fannie Mae REMICS *~	4.0400	6/25/2038	Monthly US LIBOR	+6.55%	93,582
1,241,858	Fannie Mae REMICS *~	4.1200	11/25/2036	Monthly US LIBOR	+6.63%	202,274
730,716	Fannie Mae REMICS *~	4.1400	3/25/2036	Monthly US LIBOR	+6.65%	92,634
675,012	Fannie Mae REMICS *~	4.1400	12/25/2036	Monthly US LIBOR	+6.65%	112,639
232,589	Fannie Mae REMICS *~	4.2000	7/25/2035	Monthly US LIBOR	+6.71%	30,491
731,418	Fannie Mae REMICS *~	4.2500	5/25/2037	Monthly US LIBOR	+6.76%	112,849
1,602,286	Fannie Mae REMICS *~	4.2500	6/25/2037	Monthly US LIBOR	+6.76%	272,264
1,821,958	Fannie Mae REMICS *	4.5000	2/25/2043			330,765
1,195,924	Fannie Mae REMICS *	4.5000	9/25/2043			183,835
1,686,345	Fannie Mae REMICS *	4.5000	12/25/2047			348,524
3,819,071	Fannie Mae REMICS *	4.5000	10/25/2048	Monthly US LIBOR	+16.00%	708,851
804,501	Fannie Mae REMICS *	6.0000	12/25/2039			156,344
357,632	Fannie Mae REMICS *	6.0000	3/25/2040			78,610

Anfield Universal Fixed income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 93.1% (Continued)
	AGENCY COLLATERAL CMO - 13.1% (Continued)
$11,450,886	Freddie Mac REMICS *~	0.1000	9/15/2040	Monthly US LIBOR	+6.10%	$42,803
33,096,561	Freddie Mac REMICS *#	0.2097	8/15/2044			344,358
1,779,635	Freddie Mac REMICS *~	1.1000	3/15/2034	Monthly US LIBOR	+7.10%	67,894
1,659,969	Freddie Mac REMICS *	3.0000	6/15/2041			205,937
541,412	Freddie Mac REMICS *	3.5000	4/15/2033			56,058
2,211,175	Freddie Mac REMICS *	3.5000	4/15/2038			183,046
1,463,398	Freddie Mac REMICS *	3.5000	3/15/2043			174,676
1,406,061	Freddie Mac REMICS *	3.5000	3/15/2043			185,312
1,065,325	Freddie Mac REMICS *	3.5000	3/15/2043			150,357
1,038,401	Freddie Mac REMICS *	3.5000	6/15/2043			129,473
1,573,423	Freddie Mac REMICS *	3.5000	7/15/2043			213,013
850,994	Freddie Mac REMICS *	3.5000	2/15/2044			129,649
2,984,413	Freddie Mac REMICS *	3.5000	4/15/2044			405,955
878,779	Freddie Mac REMICS *	3.5000	4/15/2046			141,520
1,059,308	Freddie Mac REMICS *~	3.5911	12/15/2044	Monthly US LIBOR	+6.10%	160,801
4,153,623	Freddie Mac REMICS *~	3.9911	10/15/2041	Monthly US LIBOR	+6.50%	704,996
852,708	Freddie Mac REMICS *	4.0000	12/15/2041			106,752
1,965,440	Freddie Mac REMICS *	4.0000	4/15/2043			408,608
6,036,489	Freddie Mac REMICS *	4.0000	8/15/2043			807,435
1,645,004	Freddie Mac REMICS *	4.0000	1/15/2044			215,846
1,314,073	Freddie Mac REMICS *	4.0000	9/15/2044			139,229
1,116,607	Freddie Mac REMICS *	4.0000	3/15/2045			230,575
1,762,651	Freddie Mac REMICS *	4.0000	12/15/2046			318,750
1,413,046	Freddie Mac REMICS *	4.0000	5/15/2048			258,596
3,428,394	Freddie Mac REMICS *~	4.0411	3/15/2040	Monthly US LIBOR	+6.55%	571,691
223,401	Freddie Mac REMICS *~	4.1011	4/15/2042	Monthly US LIBOR	+6.61%	38,445
811,354	Freddie Mac REMICS *~	4.2411	5/15/2029	Monthly US LIBOR	+6.75%	89,719
994,050	Freddie Mac REMICS *~	4.4911	1/15/2032	Monthly US LIBOR	+7.00%	148,724
5,751,756	Freddie Mac REMICS *	4.5000	12/15/2044			762,194
1,379,189	Freddie Mac REMICS *	4.5000	7/15/2046			217,014
229,273	Freddie Mac REMICS *~	4.7411	3/15/2032	Monthly US LIBOR	+7.25%	30,272
963,628	Freddie Mac REMICS *~	5.1911	7/15/2034	Monthly US LIBOR	+7.70%	139,099
278,466	Freddie Mac REMICS *~	5.3711	6/15/2031	Monthly US LIBOR	+7.88%	47,615
410,219	Freddie Mac REMICS *~	5.4911	12/15/2031	Monthly US LIBOR	+8.00%	76,901
577,304	Freddie Mac REMICS *~	5.4911	6/15/2032	Monthly US LIBOR	+8.00%	108,474
56,949	Freddie Mac REMICS ~	14.5500	2/15/2032	Monthly US LIBOR	+20.93%	75,489
676,325	Freddie Mac Strips *#	4.5000	12/15/2039			138,932
616,829	Freddie Mac Strips *#	4.5000	12/15/2040			136,786
1,022,304	Freddie Mac Strips *#	4.5000	1/15/2043			241,083
1,158,543	Freddie Mac Strips *	5.0000	6/15/2038			236,540
289,822	Freddie Mac Strips *~	5.1911	8/15/2036	Monthly US LIBOR	+7.70%	48,206
638,891	Freddie Mac Strips *	5.5000	11/15/2035			116,237
20,428,636	Government National Mortgage Association *~	0.1500	9/16/2034	Monthly US LIBOR	+6.70%	112,324
3,107,327	Government National Mortgage Association *	3.0000	6/20/2041			342,835
263,470	Government National Mortgage Association *	3.0000	7/20/2041			28,769
4,804,641	Government National Mortgage Association *	3.0000	8/20/2041			478,320
930,109	Government National Mortgage Association *	3.0000	7/20/2043			129,049
2,186,120	Government National Mortgage Association *	3.5000	9/20/2023			312,767
1,451,233	Government National Mortgage Association *	3.5000	10/20/2039			170,348
133,579	Government National Mortgage Association *	3.5000	8/20/2040			9,389
1,475,516	Government National Mortgage Association *	3.5000	3/20/2044			189,341
649,282	Government National Mortgage Association *	3.5000	4/20/2044			101,960
2,198,109	Government National Mortgage Association *	3.5000	8/20/2044			234,998
3,214,285	Government National Mortgage Association *	3.5000	9/20/2046			634,727
2,792,945	Government National Mortgage Association *	3.5000	3/20/2047			388,192
4,667,181	Government National Mortgage Association *	3.5000	1/20/2048			788,123
169,002	Government National Mortgage Association *~	3.5470	8/20/2038	Monthly US LIBOR	+6.05%	23,994
517,486	Government National Mortgage Association *~	3.5970	1/20/2046	Monthly US LIBOR	+6.10%	78,122
471,969	Government National Mortgage Association *~	3.6970	12/20/2042	Monthly US LIBOR	+6.20%	60,314
836,045	Government National Mortgage Association *~	3.7899	8/16/2038	Monthly US LIBOR	+6.30%	71,010
2,449,059	Government National Mortgage Association *~	3.8070	2/20/2036	Monthly US LIBOR	+6.31%	354,804
229,527	Government National Mortgage Association *	4.0000	12/16/2026			22,169
824,382	Government National Mortgage Association *	4.0000	12/20/2040			79,591
3,772,792	Government National Mortgage Association *	4.0000	11/20/2044			506,124
1,262,796	Government National Mortgage Association *	4.0000	7/20/2045			180,471
629,598	Government National Mortgage Association *	4.0000	6/20/2046			120,829

Anfield Universal Fixed income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 93.1% (Continued)
	AGENCY COLLATERAL CMO - 13.1% (Continued)
$6,475,298	Government National Mortgage Association *	4.0000	11/20/2047			$912,948
12,218,282	Government National Mortgage Association *~	4.1870	10/20/2037	Monthly US LIBOR	+6.69%	1,808,749
380,621	Government National Mortgage Association *~	4.1899	6/16/2042	Monthly US LIBOR	+6.70%	60,490
1,962,915	Government National Mortgage Association *~	4.2899	5/16/2037	Monthly US LIBOR	+6.80%	353,159
847,067	Government National Mortgage Association *	4.5000	3/20/2044			158,422
3,007,591	Government National Mortgage Association *	4.5000	8/20/2045			556,607
502,012	Government National Mortgage Association *	4.5000	4/20/2046			91,506
1,723,786	Government National Mortgage Association *	5.0000	2/16/2040			369,459
483,632	Government National Mortgage Association *	5.0000	12/20/2047			103,827
771,617	Government National Mortgage Association *	5.5000	7/20/2047			175,599
1,298,206	Government National Mortgage Association *	5.5000	9/20/2048			242,085
940,000	Government National Mortgage Association *	5.5000	10/20/2048			311,679
1,094,953	Government National Mortgage Association *#	6.0000	1/20/2040			250,289
735,894	Government National Mortgage Association *	6.0000	4/20/2041			106,163
						35,219,556
	AGRICULTURE - 0.2%
285,000	Reynolds American, Inc. ^	6.8750	5/1/2020			297,180
225,000	Reynolds American, Inc. ^	8.1250	6/23/2019			229,380
						526,560
	AIRLINES - 3.3%
992,517	America West Airlines 2001-1 Pass Through Trust	7.1000	4/2/2021			1,039,661
351,544	American Airlines 2011-1 Class A Pass Through Trust	5.2500	1/31/2021			357,731
799,679	American Airlines 2013-2 Class B Pass Through Trust ^	5.6000	7/15/2020			808,595
2,300,000	American Airlines Group, Inc. ^	4.6250	3/1/2020			2,308,625
289,485	Continental Airlines 2000-1 Class A-1 Pass Through Trust	8.0480	11/1/2020			298,401
269,185	Continental Airlines 2004-ERJ1 Pass Through Trust	9.5580	9/1/2019			271,675
1,203,614	Continental Airlines 2007-1 Class A Pass Through Trust	5.9830	4/19/2022			1,256,633
439,916	Continental Airlines 2010-1 Class A Pass Through Trust	4.7500	1/12/2021			448,163
11,310	Delta Air Lines 2010-2 Class A Pass Through Trust	4.9500	5/23/2019			11,360
2,000,000	United Airlines, Inc.	4.4329	4/1/2024	Quarterly US LIBOR	+1.75%	1,970,000
169,912	United Airlines 2014-1 Class B Pass Through Trust	4.7500	4/11/2022			170,413
40,691	Virgin Australia 2013-1B Pass Through Trust ^	6.0000	10/23/2020			41,354
						8,982,611
	AUTO MANUFACTURERS - 3.2%
844,000	Daimler Finance North America LLC ^	1.7500	10/30/2019			836,435
4,525,000	Fiat Chrysler Automobiles NV	4.5000	4/15/2020			4,558,938
1,615,000	Ford Motor Credit Co. LLC	2.5970	11/4/2019			1,606,847
1,000,000	Ford Motor Credit Co. LLC	2.6810	1/9/2020			990,026
500,000	General Motors Financial Co., Inc.	4.3750	9/25/2021			504,351
						8,496,597
	AUTO PARTS & EQUIPMENT - 0.2%
500,000	Aptiv PLC	3.1500	11/19/2020			498,674

	BANKS - 8.7%
268,000	Bank of America Corp. #	4.3600	11/18/2020	Quarterly US LIBOR	+1.72%	270,695
500,000	Bank of America Corp. #	4.5734	9/28/2020	Quarterly US LIBOR	+1.76%	502,877
500,000	Barclays Bank PLC #	3.9031	2/22/2021	Quarterly US LIBOR	+1.25%	494,956
875,000	BPCE SA	2.5000	7/15/2019			873,963
1,414,000	Capital One NA	2.4000	9/5/2019			1,410,119
510,000	CIT Group, Inc.	4.1250	3/9/2021			512,550
250,000	Citigroup, Inc. ~	4.0382	12/15/2020	Quarterly US LIBOR	+1.25%	252,515
450,000	Citigroup, Inc. #	4.0646	8/11/2020	Quarterly US LIBOR	+1.45%	453,642
3,387,000	Citigroup, Inc. #	5.8750	3/27/2020	Quarterly US LIBOR	+4.06%	3,413,571
6,500,000	Credit AgriCole SA #^	8.3750	10/13/2019	Quarterly US LIBOR	+6.98%	6,695,000
855,000	Discover Bank	8.7000	11/18/2019			889,330
250,000	Goldman Sachs Group, Inc. #	4.0893	8/26/2020	Quarterly US LIBOR	+1.40%	250,054
344,000	Goldman Sachs Group, Inc. ~	4.1373	7/15/2020	Quarterly US LIBOR	+1.35%	346,563
252,000	HSBC Bank USA NA	4.8750	8/24/2020			258,843
5,093,545	Jacobs Douwe Egberts	4.5625	11/1/2025		+2.00%	5,036,242
263,000	JPMorgan Chase & Co. ~	3.2516	10/29/2020	Quarterly US LIBOR	+0.50%	258,503
400,000	Manufacturers & Traders Trust Co. #	3.3781	12/1/2021	Quarterly US LIBOR	+0.64%	395,261
500,000	National Westminster Bank PLC ~	2.8789	5/28/2019	Quarterly US LIBOR	+0.25%	393,750
700,000	Wells Fargo & Co. #	6.5582	6/15/2019	Quarterly US LIBOR	+3.77%	704,375
						23,412,809

Anfield Universal Fixed income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 93.1% (Continued)
	BEVERAGES - 1.6%
$400,000	Coca-Cola European Partners PLC	3.2500	8/19/2021			$396,786
1,009,000	Constellation Brands, Inc.	2.0000	11/7/2019			1,000,943
1,344,000	Constellation Brands, Inc.	3.8750	11/15/2019			1,352,566
1,560,000	Molson Coors Brewing Co.	2.2500	3/15/2020			1,543,770
						4,294,065
	COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
252,218	Alternative Loan Trust 2004-35T2	6.0000	2/25/2035			56,329
12,894	Banc of America Mortgage 2004-A Trust #	4.2433	2/25/2034			12,931
11,532	Banc of America Funding 2004-D Trust #	3.9592	6/25/2034			11,430
35,200	Banc of America Mortgage 2004-C Trust #	4.1478	4/25/2034			35,609
10,757,653	BCAP LLC Trust 2007-AA2 #	0.4493	4/25/2037			166,398
28,469	Bear Stearns ARM Trust 2003-4 #	4.4617	7/25/2033			28,779
23,505	Bear Stearns Asset Backed Securities Trust 2003-AC5 <	5.5000	10/25/2033			24,369
17,579	Chase Mortgage Finance Trust Series 2007-A1 #	4.2555	2/25/2037			17,675
76,539	CHL Mortgage Pass-Through Trust 2004-7 #	4.0476	5/25/2034			76,838
21,693	Citigroup Global Markets Mortgage Securities VII, Inc. ^	6.0000	9/25/2033			21,541
56,211	Citigroup Mortgage Loan Trust 2006-4	0.0000	12/25/2035			59,017
35,211	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4 ~	2.9600	6/25/2034	Monthly US LIBOR	+0.45%	32,851
4,398	First Horizon Alternative Mortgage Securities Trust 2006-FA1 ~	3.2600	4/25/2036	Monthly US LIBOR	+0.75%	4,403
57,563	GSR Mortgage Loan Trust 2004-14 #	4.5245	12/25/2034			58,649
410,540	GSR Mortgage Loan Trust 2004-2F ~	5.1400	1/25/2034	Monthly US LIBOR	+7.65%	47,524
30,675	GSR Mortgage Loan Trust 2004-6F	5.5000	5/25/2034			30,884
121,136	Impac CMB Trust Series 2004-4 ~	3.4100	9/25/2034	Monthly US LIBOR	+0.90%	116,646
16,459	Impac CMB Trust Series 2004-5 ~	3.4300	10/25/2034	Monthly US LIBOR	+0.92%	16,537
100,328	Impac CMB Trust Series 2004-6 ~	3.3350	10/25/2034	Monthly US LIBOR	+0.83%	95,477
98,525	JP Morgan Mortgage Trust 2005-A1 #	4.4819	2/25/2035			98,303
13,187	Lehman XS Trust Series 2005-1 ~	4.0199	7/25/2035	Monthly US LIBOR	+1.50%	13,103
19,053	MASTR Alternative Loan Trust 2003-7	6.5000	12/25/2033			20,055
883,249	MASTR Alternative Loan Trust 2007-HF1	7.0000	10/25/2047			220,317
32,000	MASTR Asset Securitization Trust 2005-2	5.3500	11/25/2035			32,176
40,020	Morgan Stanley Mortgage Loan Trust 2004-10AR #	4.3984	11/25/2034			39,489
16,440	Morgan Stanley Mortgage Loan Trust 2004-7AR #	4.4166	9/25/2034			16,666
83,140	RAMP Series 2004-SL3 Trust	7.5000	12/25/2031			84,375
35,565	Structured Asset Securities Corp. #	4.4564	9/25/2026			35,742
32,985	Structured Asset Securities Corp. Mo Pa Th Ce Se 1998-3 Tr ~	3.5100	3/25/2028	Monthly US LIBOR	+1.00%	33,042
42,635	Wells Fargo Mortgage Backed Securities 2005-12 Trust	5.5000	11/25/2035			11,407
106,121	Wilshire Funding Corp. #	7.2500	8/25/2027			103,781
						1,622,343
	COMMERCIAL SERVICES - 1.2%
3,165,000	Nielsen Finance LLC / Nielsen Finance Co.	4.5000	10/1/2020			3,165,000

	COMPUTERS - 4.1%
3,038,000	Dell, Inc.	5.8750	6/15/2019			3,094,963
5,272,000	EMC Corp.	2.6500	6/1/2020			5,194,908
2,584,000	Leidos Holdings, Inc.	4.4500	12/1/2020			2,633,871
						10,923,742
	DIVERSIFIED FINANCIAL SERVICES - 4.3%
250,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.7500	5/15/2019			250,462
1,580,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.5000	5/15/2021			1,599,601
839,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.6250	10/30/2020			849,436
375,000	Ally Financial, Inc.	3.3500	5/15/2019			370,252
3,723,000	Ally Financial, Inc.	3.7500	11/18/2019			3,736,961
200,000	GTP Acquisition Partners I LLC ^	2.3500	6/15/2020			197,156
500,000	ILFC E-Capital Trust I #^	4.5500	12/21/2065	Quarterly US LIBOR	+1.55%	380,738
1,602,000	International Lease Finance Corp.	5.8750	4/1/2019			1,607,829
2,571,000	Synchrony Financial	3.0000	8/15/2019			2,564,397
						11,556,832
	ELECTRIC - 1.4%
1,000,000	Edison International	2.1250	4/15/2020			969,038
470,000	EDP Finance BV ^	5.2500	1/14/2021			483,212
1,717,000	Electricite de France SA ^	4.6000	1/27/2020			1,741,460
450,000	Entergy Corp.	5.1250	9/15/2020	Quarterly US LIBOR	+2.66%	458,141
						3,651,851
	ENTERTAINMENT - 0.7%
2,000,000	Cedar Fair LP	4.3646	4/13/2024	Quarterly US LIBOR	+1.75%	2,000,000

Anfield Universal Fixed income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 93.1% (Continued)
	ENVIRONMENTAL CONTROL - 0.4%
$1,000,000	Waste Management, Inc.	4.7500	6/30/2020			$1,023,197

	FOOD - 0.3%
902,000	Wm Wrigley Jr Co. ^	2.9000	10/21/2019			902,625

	FOOD SERVICES - 0.7%
2,000,000	Aramark Services, Inc.	4.3963	3/28/2024	Quarterly US LIBOR	+1.75%	1,988,000

	FOREST PRODUCTS & PAPER - 0.3%
775,000	Carter Holt Harvey Ltd. +	9.5000	12/1/2024			766,475

	HEALTHCARE-PRODUCTS - 0.7%
1,700,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020			1,692,129
300,000	Zimmer Biomet Holdings, Inc.	4.6250	11/30/2019			303,390
						1,995,519
	HEALTHCARE-SERVICES - 1.1%
2,533,000	HCA-The Healthcare Company, Inc.	6.5000	2/15/2020			2,608,990
450,000	Quest Diagnostics, Inc.	4.7500	1/30/2020			457,342
						3,066,332
	HOME EQUITY ASSET BACKED SECURITIES - 1.5%
84,048	Aames Mortgage Trust 2001 1 Mortgage Pass Thr Certs Se 01 1 <	8.0880	6/25/2031			88,997
68,461	ABFC 2002-OPT1 Trust ~	3.9050	4/25/2032	Monthly US LIBOR	+1.40%	69,188
103,322	ACE Securities Corp. Home Equity Loan Trust Series 2003-OP1 ~	4.9850	12/25/2033	Monthly US LIBOR	+2.48%	97,971
49,810	AFC Trust Series 2000-1 ~	3.2400	3/25/2030	Monthly US LIBOR	+0.73%	47,605
12,907	Ameriquest Mort Sec, Inc. Asst Back Pas Thr Certs Ser 2003-9 ~	5.0031	9/25/2033	Monthly US LIBOR	+3.00%	12,930
27,568	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003 12 ~	3.6350	1/25/2034	Monthly US LIBOR	+1.13%	27,495
14,256	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003 12 ~	5.0600	1/25/2034	Monthly US LIBOR	+2.55%	14,395
7,134	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2003-11 <	5.0667	12/25/2033			7,323
54,863	Amresco Residential Securities Corp. Mortgage Loan Trust 1998-1 #	7.0000	1/25/2028			54,878
189,648	Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6 ~	4.9850	11/25/2033	Monthly US LIBOR	+2.48%	189,707
135,000	Bear Stearns Asset Backed Securities I Trust 2004-BO1 ~	6.5100	10/25/2034	Monthly US LIBOR	+4.00%	137,164
420,874	Bear Stearns Asset Backed Securities I Trust 2004-FR3 ~	4.6100	9/25/2034	Monthly US LIBOR	+2.10%	413,230
244,442	Bear Stearns Asset Backed Securities I Trust 2004-HE7 ~	5.2100	8/25/2034	Monthly US LIBOR	+2.70%	236,008
21,255	Bear Stearns Asset Backed Securities Trust 2003-ABF1 ~	3.2500	1/25/2034	Monthly US LIBOR	+0.74%	20,410
155,469	CDC Mortgage Capital Trust 2004-HE1 ~	4.3100	6/25/2034	Monthly US LIBOR	+1.80%	141,522
173,337	CDC Mortgage Capital Trust 2004-HE3 ~	4.3100	11/25/2034	Monthly US LIBOR	+1.80%	152,060
90,360	Citigroup Global Markets Mortgage Securities VII, Inc. ~	3.0700	9/25/2028	Monthly US LIBOR	+0.56%	90,012
23,600	Conseco Finance Corp. #	7.2200	3/15/2028			24,125
61,035	Credit Suisse First Boston Mortgage Securities Corp. <	6.9900	2/25/2031			61,863
40,000	GSAA Trust <	5.2950	11/25/2034			40,788
64,512	Home Equity Asset Trust ~	4.6600	3/25/2034	Monthly US LIBOR	+2.15%	63,182
195,285	Home Equity Asset Trust 2004-4 ~	4.4600	10/25/2034	Monthly US LIBOR	+1.95%	189,420
36,486	Meritage Mortgage Loan Trust 2003-1 ~	4.8350	11/25/2033	Monthly US LIBOR	+2.33%	36,423
28,884	Meritage Mortgage Loan Trust 2003-1 ~	5.2100	11/25/2033	Monthly US LIBOR	+2.70%	27,295
60,219	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1 ~	4.6850	7/25/2034	Monthly US LIBOR	+2.18%	55,485
21,821	Morgan Stanley ABS Capital I, Inc. Trust 2003-HE1 ~	5.8850	5/25/2033	Monthly US LIBOR	+3.38%	21,630
467,985	Morgan Stanley ABS Capital I, Inc. Trust 2004-OP1 ~	4.3850	11/25/2034	Monthly US LIBOR	+1.88%	440,961
68,367	New Century Home Equity Loan Trust ~^	3.6350	10/25/2033	Monthly US LIBOR	+1.13%	68,030
169,550	New Century Home Equity Loan Trust Series 2003-B ~	4.9850	11/25/2033	Monthly US LIBOR	+2.48%	170,737
96,656	NovaStar Mortgage Funding Trust Series 2003-4 ~	3.5750	2/25/2034	Monthly US LIBOR	+1.07%	95,935
1,843	NovaStar Mortgage Funding Trust Series 2004-1 ~	4.0850	6/25/2034	Monthly US LIBOR	+1.58%	1,817
114,740	NovaStar Mortgage Funding Trust Series 2004-2 ~	4.7600	9/25/2034	Monthly US LIBOR	+2.25%	104,454
19,427	Option One Mortgage Accept Corp. Asset Back Certs Ser 2003 5 ~	3.1500	8/25/2033	Monthly US LIBOR	+0.64%	19,113
69,939	Saxon Asset Securities Trust 2002-1 ~	4.3100	11/25/2031	Monthly US LIBOR	+1.80%	61,525
46,501	Saxon Asset Securities Trust 2003-3 ~	4.4128	12/25/2033	Monthly US LIBOR	+2.40%	43,018
92,649	Securitized Asset Backed Receivables LLC Trust 2004-OP1 ~	4.1600	2/25/2034	Monthly US LIBOR	+1.65%	91,704
260,479	Securitized Asset Backed Receivables LLC Trust 2004-OP1 ~	4.5350	2/25/2034	Monthly US LIBOR	+2.03%	257,182
138,471	Security National Mortgage Loan Trust 2007-1 ~^	2.8600	4/25/2037	Monthly US LIBOR	+0.35%	136,609
42,700	Terwin Mortgage Trust 2004-16SL ~^	6.7850	10/25/2034	Monthly US LIBOR	+4.28%	42,688
114,759	Terwin Mortgage Trust Series TMTS 2003-2HE ~	4.6600	7/25/2034	Monthly US LIBOR	+2.15%	118,088
						3,972,967
	INSURANCE - 0.3%
300,000	Aspen Insurance Holdings Ltd.	4.6500	11/15/2023			303,517
434,000	Pacific LifeCorp ^	6.0000	2/10/2020			442,590
						746,107

Anfield Universal Fixed income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 93.1% (Continued)
	INVESTMENT COMPANIES - 0.6%
$1,500,000	Ares Capital Corp.	3.8750	1/15/2020			$1,504,049

	LODGING - 1.7%
3,594,000	MGM Resorts International	5.2500	3/31/2020			3,656,895
984,000	MGM Resorts International	8.6250	2/1/2019			984,000
						4,640,895
	MEDIA - 3.3%
1,926,000	Cablevision Systems Corp.	8.0000	4/15/2020			2,007,855
739,000	Charter Communications Operating LLC	4.4640	7/23/2022			754,375
600,000	CSC Holdings LLC	8.6250	2/15/2019			602,250
750,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	5.0000	3/1/2021			777,787
1,114,000	Discovery Communications LLC ^	2.7500	11/15/2019			1,108,246
401,000	NBCUniversal Enterprise, Inc. ^	1.9740	4/15/2019			400,393
1,745,000	Time Warner Cable LLC	5.0000	2/1/2020			1,771,158
1,335,000	Time Warner Cable LLC	8.2500	4/1/2019			1,346,029
						8,768,093
	MINING - 0.1%
262,000	Newmont Mining Corp.	5.1250	10/1/2019			265,070

	MISCELLANEOUS - 0.9%
2,000,000	General Electric Co. #	5.0000	1/21/2021	Quarterly US LIBOR	+3.33%	1,752,950
120,000	General Electric Co.	6.0000	8/7/2019			121,646
450,000	General Electric Co. / LJ VP Holdings LLC ^	3.8000	6/18/2019			450,490
						2,325,086
	OIL & GAS - 2.6%
630,000	BG Energy Capital PLC ^	4.0000	12/9/2020			638,956
1,000,000	Gazprom OAO Via Gaz Capital SA	9.2500	4/23/2019			1,012,269
850,000	Petrobras Global Finance BV	5.3750	1/27/2021			877,625
1,034,000	Petrobras Global Finance BV ~	5.6682	3/17/2020	Quarterly US LIBOR	+2.88%	1,059,850
3,520,000	Unit Corp.	6.6250	5/15/2021			3,344,000
						6,932,700
	OTHER ASSET BACKED SECURITIES - 17.9%
850,000	ACIS CLO 2017-7 Ltd. ~^	4.4863	5/1/2027	Quarterly US LIBOR	+1.75%	850,630
2,000,000	AMMC CLO 16 Ltd. ~^	8.8569	4/14/2029	Quarterly US LIBOR	+6.06%	2,000,296
1,000,000	AMMC CLO XI Ltd. ~^	4.6505	4/30/2031	Quarterly US LIBOR	+1.90%	969,989
145,531	Amortizing Residential Collateral Trust 2002-BC6 ~	4.3100	8/25/2032	Monthly US LIBOR	+1.80%	131,520
2,000,000	Arch Street CLO Ltd. ~^	9.0610	10/20/2028	Quarterly US LIBOR	+6.30%	1,974,570
1,000,000	Bain Capital Credit CLO 2017-2 ~^	4.6873	1/15/2029	Quarterly US LIBOR	+1.90%	1,000,555
153,602	Bear Stearns Asset Backed Securities Trust 2003-SD3 ~	5.3600	10/25/2033	Monthly US LIBOR	+2.85%	151,622
5,448	Bear Stearns Asset Backed Securities Trust 2006-SD2 ~	2.8900	6/25/2036	Monthly US LIBOR	+0.38%	5,460
19,398	Bravo Mortgage Asset Trust ~^	2.7500	7/25/2036	Monthly US LIBOR	+0.24%	19,356
1,600,000	Brigade Debt Funding I Ltd. ^	6.3000	4/25/2036			1,580,006
182,047	Carrington Mortgage Loan Trust Series 2004-NC2 ~	4.3100	8/25/2034	Monthly US LIBOR	+1.80%	181,662
2,000,000	Catamaran CLO 2013-1 Ltd. ~^	9.9148	1/27/2028	Quarterly US LIBOR	+7.15%	1,874,641
6,660	Chase Funding Trust Series 2002-2	5.5990	9/25/2031			6,727
1,597,500	CIFC Funding 2015-III Ltd. ~^	5.2610	4/19/2029	Quarterly US LIBOR	+2.50%	1,496,108
230,773	Countrywide Asset-Backed Certificates ~	3.0100	8/25/2034	Monthly US LIBOR	+0.50%	224,364
74,584	Countrywide Asset-Backed Certificates ~^	5.8850	3/25/2032	Monthly US LIBOR	+3.38%	74,132
17,066	Countrywide Home Equity Loan Trust ~	2.7289	4/15/2030	Monthly US LIBOR	+0.22%	17,024
202,549	Credit-Based Asset Servicing & Securitization LLC ~	3.8337	3/25/2034	Monthly US LIBOR	+2.78%	203,022
213,851	Credit-Based Asset Servicing & Securitization LLC ~	4.2350	7/25/2035	Monthly US LIBOR	+1.73%	212,294
65,576	CWABS Inc Asset-Backed Certificates Trust 2004-6 ~	3.4100	11/25/2034	Monthly US LIBOR	+0.90%	65,241
45,427	CWABS Inc Asset-Backed Certificates Trust 2004-6 ~	3.7100	11/25/2034	Monthly US LIBOR	+1.20%	45,886
1,000,000	Denali Capital CLO XI Ltd. ~^	8.3710	10/20/2028	Quarterly US LIBOR	+5.61%	969,614
2,400,000	ECP CLO 2015-7 Ltd. ~^	4.7310	4/22/2030	Quarterly US LIBOR	+1.97%	2,319,005
1,000,000	Elevation CLO 2017-7 Ltd. ~^	4.6873	7/15/2030	Quarterly US LIBOR	+1.90%	955,250
17,897	Equity One Mortgage Pass-Through Trust 2002-5 <	5.8030	11/25/2032			18,674
223,591	Finance America Mortgage Loan Trust 2004-2 ~	3.4850	8/25/2034	Monthly US LIBOR	+0.98%	223,713
89,165	Finance America Mortgage Loan Trust 2004-2 ~	4.6100	8/25/2034	Monthly US LIBOR	+2.10%	87,922
41,412	First Franklin Mortgage Loan Trust 2002-FF1~	3.6449	4/25/2032	Monthly US LIBOR	+1.13%	41,123
2,000,000	Fortress Credit BSL VI Ltd. ~^	4.5424	7/23/2031	Quarterly US LIBOR	+1.77%	1,978,928
1,000,000	Fortress Credit Opportunities VII CLO Ltd. ~^	8.4182	12/15/2028	Quarterly US LIBOR	+5.63%	1,018,726
2,000,000	Greywolf CLO II Ltd. ~^	4.9373	10/15/2029	Quarterly US LIBOR	+2.15%	1,967,450
1,000,000	Halcyon Loan Advisors Funding 2015-1 Ltd. ~^	4.7610	4/20/2027	Quarterly US LIBOR	+2.00%	986,940
1,500,000	Halcyon Loan Advisors Funding 2015-2 Ltd. ~^	8.4706	7/25/2027	Quarterly US LIBOR	+5.70%	1,424,817
2,000,000	Halcyon Loan Advisors Funding 2015-3 Ltd. ~^	8.7303	10/18/2027	Quarterly US LIBOR	+5.95%	1,914,546

Anfield Universal Fixed income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value
	BONDS & NOTES - 93.1% (Continued)
	OTHER ASSET BACKED SECURITIES - 17.9% (Continued)
$1,000,000	KVK CLO 2013-1 Ltd. ~^	5.7469	1/14/2028	Quarterly US LIBOR	+2.95%	$958,651
1,000,000	KVK CLO 2016-1 Ltd. ~^	5.0373	1/15/2029	Quarterly US LIBOR	+2.25%	1,006,804
500,000	KVK CLO 2018-1 Ltd. ~^	4.2945	5/20/2029	Quarterly US LIBOR	+1.65%	493,544
61,739	Long Beach Mortgage Loan Trust 2003-2 ~	5.3600	6/25/2033	Monthly US LIBOR	+2.85%	60,999
18,308	Long Beach Mortgage Loan Trust 2004-1 ~	3.3350	2/25/2034	Monthly US LIBOR	+0.83%	18,327
2,000,000	Marathon CLO V Ltd. ~^	8.3958	11/21/2027	Quarterly US LIBOR	+5.75%	1,889,127
69,545	Merrill Lynch Mortgage Investors Trust Series 2004-WMC5 ~	4.4600	7/25/2035	Monthly US LIBOR	+1.95%	69,776
125,790	Morgan Stanley ABS Capital, I Inc. Trust 2004-NC7 ~	4.2350	7/25/2034	Monthly US LIBOR	+1.73%	122,401
2,450,000	Oaktree CLO 2014-1 ~^	8.9181	5/13/2029	Quarterly US LIBOR	+6.30%	2,332,103
1,500,000	Octagon Investment Partners XX Ltd. ~^	7.8681	8/12/2026	Quarterly US LIBOR	+5.25%	1,462,963
223,805	RAMP Series 2002-RS3 Trust ~	3.4850	6/25/2032	Monthly US LIBOR	+0.98%	206,500
190,556	Specialty Underwriting & Residential Finance Trust Series 2004-BC4 ~	3.7100	10/25/2035	Monthly US LIBOR	+1.20%	177,463
285,228	Structured Asset Investment Loan Trust 2004-7 ~	3.6350	8/25/2034	Monthly US LIBOR	+1.13%	275,639
109,279	Structured Asset Securities Corp. 2005-WF1 ~	4.4150	2/25/2035	Monthly US LIBOR	+1.91%	106,873
89,566	Structured Asset Securities Corp. 2005-WF1 ~	4.5650	2/25/2035	Monthly US LIBOR	+2.06%	95,580
1,000,000	Symphony CLO XIV Ltd. ~^	4.6469	7/14/2026	Quarterly US LIBOR	+1.85%	1,000,293
2,000,000	Tralee CLO V Ltd. ~^	4.9588	10/20/2028	Quarterly US LIBOR	+2.20%	1,953,176
1,000,000	Trinitas CLO I Ltd. ~^	7.5373	4/15/2026	Quarterly US LIBOR	+4.75%	930,883
2,000,000	Tryon Park CLO Ltd. ~^	5.4873	4/15/2029	Quarterly US LIBOR	+2.70%	1,966,597
1,000,000	Venture XVI CLO Ltd. ~^	5.2973	1/15/2028	Quarterly US LIBOR	+2.51%	948,583
2,000,000	Venture XVI CLO Ltd. ~^	7.8173	1/15/2028	Quarterly US LIBOR	+5.03%	1,840,410
1,800,000	Zais CLO 1 Ltd. ~^	5.3873	4/15/2028	Quarterly US LIBOR	+2.60%	1,771,812
1,380,000	Zais CLO 5 Ltd. ~^	5.1873	10/15/2028	Quarterly US LIBOR	+2.40%	1,381,039
						48,061,356
	PHARMACEUTICALS - 0.5%
1,000,000	Allergan Funding SCS	3.0000	3/12/2020			999,442
500,000	Zoetis, Inc.	3.4500	11/13/2020			501,885
						1,501,327
	PIPELINES - 5.5%
1,513,000	DCP Midstream Operating LP	2.7000	4/1/2019			1,514,816
300,000	DCP Midstream Operating LP #^	5.8500	5/21/2043	Quarterly US LIBOR	+3.85%	259,500
822,000	Energy Transfer Partners LP	4.1500	10/1/2020			830,356
6,762,000	IFM US Colonial Pipeline 2 LLC ^	6.4500	5/1/2021			6,998,780
3,065,000	MidContinent Express Pipeline LLC ^	6.7000	9/15/2019			3,088,247
531,000	Plains All American Pipeline LP / PAA Finance Corp.	2.6000	12/15/2019			527,432
535,000	Plains All American Pipeline LP / PAA Finance Corp.	5.0000	2/1/2021			545,195
981,000	Plains All American Pipeline LP / PAA Finance Corp.	5.7500	1/15/2020			1,001,682
						14,766,008
	REITs (REAL ESTATE INVESTMENT TRUSTS) - 4.1%
150,000	American Tower Trust #1 ^	3.0700	3/15/2023			148,179
500,000	Crown Castle International Corp.	2.2500	9/1/2021			486,187
764,000	Crown Castle International Corp.	3.4000	2/15/2021			764,769
3,122,000	GLP Capital LP / GLP Financing II, Inc.	4.8750	11/1/2020			3,174,450
1,132,000	iStar, Inc.	5.0000	7/1/2019			1,134,122
2,165,000	Office Properties Income Trust	3.7500	8/15/2019			2,162,274
550,000	Sabra Health Care LP / Sabra Capital Corp.	5.5000	2/1/2021			555,844
1,647,000	SBA Tower Trust ^	2.8980	10/15/2019			1,639,314
500,000	SBA Tower Trust ^	3.1560	10/8/2020			496,982
455,000	SBA Tower Trust ^	3.7220	4/11/2023			460,808
						11,022,929
	RETAIL - 0.4%
250,000	Advance Auto Parts, Inc.	5.7500	5/1/2020			258,948
826,000	Penske Automotive Group, Inc.	3.7500	8/15/2020			824,967
						1,083,915
	SAVINGS & LOANS - 0.2%
500,000	First Niagara Financial Group, Inc.	7.2500	12/15/2021			552,513

	SEMICONDUCTORS - 0.3%
750,000	NXP BV / NXP Funding LLC ^	4.1250	6/15/2020			751,875

	SOFTWARE - 0.3%
800,000	Dun & Bradstreet Corp.	4.2500	6/15/2020			807,468

Anfield Universal Fixed income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 93.1% (Continued)
	TELECOMMUNICATIONS - 6.8%
$400,000	CenturyLink, Inc.	6.1500	9/15/2019			$405,000
1,351,000	Frontier Communications Corp.	7.1250	3/15/2019			1,335,801
1,656,000	Nokia OYJ	5.3750	5/15/2019			1,668,420
4,038,000	Sprint Capital Corp.	6.9000	5/1/2019			4,079,389
2,370,000	Sprint Communications, Inc.	7.0000	8/15/2020			2,464,800
2,748,625	Sprint Spectrum Co. LLC ^	3.3600	9/20/2021			2,740,379
5,511,000	Telecom Italia Capital SA	7.1750	6/18/2019			5,579,887
						18,273,676
	TOTAL BONDS & NOTES (Cost $250,173,204)					250,068,822

	MUNICIPAL BOND - 0.0%
	WASHINGTON - 0.0%
45,000	Grant County Public Utility District No. 2	5.2900	1/1/2020			45,902
	TOTAL MUNICIPAL BOND (Cost $45,865)					45,902

Shares

	PREFERRED STOCK - 0.5%
	BANKS - 0.5%
7,400	Citigroup, Inc. #	6.8750		Quarterly US LIBOR	+4.13%	192,400
40,000	Citigroup, Inc. #	7.1250		Quarterly US LIBOR	+4.04%	1,060,000
5,000	Northern Trust Corp.	5.8500				132,900
	TOTAL PREFERRED STOCK (Cost $1,467,670)					1,385,300

	TOTAL INVESTMENTS - 98.8% (Cost $265,898,044)					$265,538,697
	OTHER ASSETS LESS LIABILITIES - 1.2%					3,165,976
	TOTAL NET ASSETS - 100.0%					$268,704,673

CLO - Collateralized Loan Obligation
CMO - Collateralized Mortgage Obligation
LP - Limited Partnership
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduits
* Interest Only Securities
# Variable Rate Securities
~ Floating Rate Securities
^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 29.82% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
< STEP Securities
+ Fair valued determined using Level 3 measurements. As of January 31, 2019 fair valued securities had a market value of $766,475 and represented 0.29% of Total Net Assets.

Anfield Universal Fixed Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2019

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future optios are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as a valuation specialist at at public accounting firm, valuaton consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quaterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Anfield Universal Fixed Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2019, for the Fund’s assets and liabilities measured at fair value:

Assets
Security Classifications *	Level 1	Level 2	Level 3	Total
Closed End Fund	$178,770	$-	$-	$178,770
Exchange Traded Funds	379,236	-	-	379,236
Mutual Funds	13,480,667	-	-	13,480,667
Bonds & Notes	-	249,302,347	766,475	250,068,822
Municipal Bonds	-	45,902	-	45,902
Preferred Stock	1,385,300	-	-	1,385,300
Total	$15,423,973	$249,348,249	$766,475	$265,538,697

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
There were no transfers into or out of level 3 at the end of the reporting period.
* Refer to the Schedule of Investments for classifications.

The following is a reconciliation of assets in which level 3 inputs were used in determining value of the security Carter Holt Harvey:
	Bonds & Notes	Total
Beginning Balance 10/31/2018	$748,991	$748,991
Total realized gain (loss)	-	-
Unrealized Appreciation	14,040	14,040
Cost of Purchases	-	-
Proceeds from Sales	-	-
Amortization	3,444	3,444
Net transfers in/out of level 3	-	-
Ending Balance 1/31/2019	$766,475	$766,475

Fair Value at January 31, 2019	Valuation Techniques	Unobservable Input	Impact to Valuation
$98.90	Spread to comparable security adjusted for a fixed spread as of the last trade date.	733 basis point spread to comparable security with a rate of 4.625%.	These inputs included the discount rate or yield and the term to maturity used. Significant increases (decreases) in the discount rate or yield and expected term to redemption would have a direct and proportional impact to fair value.

Futures Contracts - The Fund is subject to commodity risk and index risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of January 31, 2019, the amount of realized gain on futures contracts subject to interest rate risk amounted to $266,476 for the Anfield Universal Fixed Income Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Fixed Income Risk - When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Investment Risk - Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Counterparty Credit Risk - The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Mortgage-Backed and Asset-Backed Securities Risk - The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at January 31, 2019, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$266,409,393	$4,036,979	$(4,907,675)	$(870,696)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 3/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 3/28/2019

By

*/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 3/28/2019